Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP	10 Months Ended
Dec. 31, 2021 shares
ESPP [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards outstanding beginning
Awards outstanding ending	31,528
Awards exercisable
ESPP [Member] | July 27, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards granted	12,212
ESPP [Member] | September 9, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards granted	18,317
ESPP [Member] | October 25, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards granted	999
ESOP [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards outstanding beginning
Awards outstanding ending	6,660
Awards exercisable
ESOP [Member] | September 9, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards granted	2,775
ESOP [Member] | October 25, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards granted	5,550
ESOP [Member] | December 9, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards forfeited	(1,665)